Operating Results of Discontinued Operations (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	¥ 228,384	¥ 217,091	¥ 218,358	¥ 211,276	¥ 875,109	¥ 709,270	¥ 682,320
Loss on discontinued operations before income taxes							(7,796)
Income taxes							28
Loss on discontinued operations							(7,768)
Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales							5,615
Lens Actuator Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on discontinued operations before income taxes							(2,203)
Income taxes							(269)
Loss on discontinued operations							(2,472)
Lens Actuator Business | Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales							1,576
Nidec Pegion Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on discontinued operations before income taxes							(1,817)
Income taxes							129
Loss on discontinued operations							(1,688)
Nidec Pegion Business | Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales							1,365
Compact Digital Camera Lens Unit Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on discontinued operations before income taxes							(3,776)
Income taxes							168
Loss on discontinued operations							(3,608)
Compact Digital Camera Lens Unit Business | Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales							¥ 2,674